Commitments & Contingencies - Contingencies (Details) $ in Millions			12 Months Ended
	May 30, 2022 USD ($)	Jun. 08, 2021 USD ($)	Dec. 31, 2023 USD ($) country
Brazil Tax Matters
Loss Contingencies
Damages sought, value			$ 400
BMC v. IBM
Loss Contingencies
Direct damages awarded and appealed, value	$ 718
Punitive damages awarded and appealed, value	$ 718
Minimum
Loss Contingencies
Clients' presence in number of countries | country			175
Minimum | IBM v. GF
Loss Contingencies
Damages sought, value		$ 1,500